Revenue Recognition	6 Months Ended
Jun. 30, 2026
Revenue Recognition [Abstract]
Revenue recognition
2.	Revenue recognition

The Company’s revenues are recognized when persuasive evidence of an arrangement exists, service has occurred, and all performance obligations have been performed pursuant to the terms of the agreement, the sales price is fixed or determinable and collectability is reasonably assured. The Company revenue agreements generally do not include a right of return in relation to the delivered products or services. Depending on the terms of the agreement and the laws that apply to the agreement, service obligations may be delivered over time or at a point in time. Control of the services is transferred over time if the Company’s performance:

-	provides all of the benefits received and consumed simultaneously by the client;

-	creates and enhances an asset that the client controls as the Company performs; or

-	does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance complete to date.

If control of services transfers over time, revenue is recognized over the period of the agreement by reference to progress toward complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the client obtains control of the services.

The Company currently generates its revenue from the following table presents revenues by service categories for the six months ended June 30, 2026 and 2025, respectively:

	For the Six Months Ended June 30,
	2026		2025
Service Category	$	% of revenues	$	% of revenues
Revenues from sales of devices to support AI data collection and analysis	3,944,788	65%	2,789,575	82%
Revenue from sales of robots	1,920,000	31%	-	-
Total revenues from continuing operations	5,864,788	96%	2,789,575	82%
Total revenues from discontinued operations	221,735	4%	627,443	18%
Total revenues	6,086,523	100%	3,417,018	100%

Timing of revenue recognition

	For the six months ended June 30,
	2026	2025
Point in Time	5,864,788	2,789,575
Total Revenue	5,864,788	2,789,575